Business Combinations (Summary of Fair Value Allocated to Assets and Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 499	$ 1,454	$ 671
TOTAL ASSETS	49,954	47,192
Receivables	5,366	3,626
Other assets	829	914
Investments	459	409
Other intangible assets	2,340	2,388
Goodwill	12,220	12,198
Property, plant and equipment	20,016	19,660
Prepaid expenses and other current assets	1,653	1,460
Inventories	6,328	4,930
TOTAL LIABILITIES	26,255	24,789
Short-term debt	1,560	159
Payables and accrued charges	10,052	8,058
Long Term Debt, including current portion	7	0
Lease liabilities, including current portion	1,220	1,140
Deferred income tax liabilities	3,165	3,149
Pension and other post-retirement benefit liabilities	419	454
Other non-current liabilities	207	171
Asset retirement obligations and accrued environmental costs	1,566	1,597
Total consideration	88	233
Other Aquisitions [Member]
Disclosure of detailed information about business combination [Line Items]
TOTAL ASSETS	174	390
Receivables	43	68
Other assets	4	2
Other intangible assets	16	47
Goodwill	77	133
Property, plant and equipment	10	73
Prepaid expenses and other current assets	0	4
Inventories	24	63
TOTAL LIABILITIES	86	157
Lease liabilities, including current portion	1	2
Other non-current liabilities	17	11
Total consideration	$ 88	$ 233